CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 312	$ 491
Restricted cash	160	103
Accounts receivable, net	169	125
Amount due from related parties, net	28	85
Assets held for sale - current	1,103	74
Other current assets	191	184
Total current assets	1,963	1,062
Non-current assets
Investments, book value	27	24
Drilling units	1,777	2,120
Restricted cash	63	65
Deferred tax assets	11	9
Equipment	11	19
Amount due from related parties, net	0	6
Assets held for sale - non-current	0	611
Other non-current assets	27	45
Total non-current assets	1,916	2,899
Total assets	3,879	3,961
Current liabilities
Debt due within one year	0	5,662
Trade accounts payable	59	45
Amounts due to related parties - current	0	7
Liabilities associated with assets held for sale - current	948	546
Other current liabilities	230	285
Total current liabilities	1,237	6,545
Liabilities subject to compromise	6,235	0
Non-current liabilities
Long-term debt due to related parties	0	426
Deferred tax liabilities	9	10
Other non-current liabilities	114	120
Total non-current liabilities	123	556
Commitments and contingencies (see Note 30)
EQUITY
Common shares of par value US$0.10 per share 138,880,000 shares authorized and 100,384,435 issued at December 31, 2021 and December 31, 2020	10	10
Additional paid in capital	3,504	3,504
Accumulated other comprehensive loss	(15)	(26)
Retained loss	(7,215)	(6,628)
Total deficit	(3,716)	(3,140)
Total liabilities and equity	$ 3,879	$ 3,961